Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,112	$ 6,105	$ 5,008
Less: Accumulated depreciation	(4,976)	(4,830)	(4,657)
Property and equipment, net	1,136	1,275	351
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,106	3,106	2,750
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,250	2,249	1,508
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	654	648	648
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 102	$ 102	$ 102